Accounts receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts receivable

The breakdown of the accounts receivable balance is detailed below:

	As at December 31,	As at December 31,
USD'000	2020	2019
Trade accounts receivable	2,608	3,643
Allowance for doubtful accounts	(42)	(25)
Accounts receivable from shareholders	14	-
Accounts receivable from other related parties	95	119
Accounts receivable from underwriters, promoters, and employees	1	-
Other accounts receivable	224	33
Total accounts receivable net of allowance for doubtful accounts	2,900	3,770

As at December 31, 2020, accounts receivable from shareholders consisted of a receivable from Dourgam Kummer, a former Board member of the Group and shareholder, relating to outstanding employee social charges for the exercise of ESOP options granted in 2019 (see Notes 32 and 39).

As at December 31, 2020, accounts receivable from other related parties consisted of a receivable from OISTE in relation to the facilities and personnel hosted by WISeKey SA on behalf of OISTE. (see Note 39).